Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Borrowings
Interest	$ 20,778	$ 20,270
Borrowings total amount	1,006,699	864,225	$ 682,868
Statement [Line Items]
Share capital	985,921	843,955
Less than 1 year [Member]
Borrowings
Interest	19,981	18,807
Statement [Line Items]
Share capital	155,731	164,602
Between 1 And 2 Years [Member]
Borrowings
Interest	797	657
Statement [Line Items]
Share capital	71,092	65,942
Between 2 And 3 years [Member]
Borrowings
Interest	0	806
Statement [Line Items]
Share capital	13	77,024
Between 3 And 4 years [Member]
Statement [Line Items]
Share capital	75,831	0
Between 4 And 5 years [Member]
Statement [Line Items]
Share capital	0	82,084
Later Than Five Years [Member]
Statement [Line Items]
Share capital	$ 683,254	$ 454,303